Inverse Russell 2000 2x Strategy Fund Average Annual Total Returns - Class A and Class C [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	14.53%	13.10%
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	11.54%	7.40%	8.52%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	(20.99%)	(28.42%)	(24.82%)
Class C | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(22.84%)	(28.91%)	(25.09%)
Class C | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	(12.54%)	(17.65%)	(11.91%)
Class A
Prospectus [Line Items]
Average Annual Return, Percent	(23.43%)	(28.58%)	(24.62%)